UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09149

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Semiannual Report

May 31, 2013

California (CEV)    •    Massachusetts (MMV)    •    Michigan (EMI)     •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2013

Eaton Vance

Municipal Income Trusts

Table of Contents

Performance and Fund Profile

California Municipal Income Trust	2
Massachusetts Municipal Income Trust	3
Michigan Municipal Income Trust	4
New Jersey Municipal Income Trust	5
New York Municipal Income Trust	6
Ohio Municipal Income Trust	7
Pennsylvania Municipal Income Trust	8

Endnotes and Additional Disclosures	9

Financial Statements	10

Annual Meeting of Shareholders	64

Board of Trustees’ Contract Approval	65

Officers and Trustees	68

Important Notices	69

Eaton Vance

California Municipal Income Trust

May 31, 2013

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–2.24%	6.60%	6.20%	4.96%
Fund at Market Price	—	–10.31	–2.61	5.55	4.68
Barclays Long (22+) Year Municipal Bond Index	—	–1.55%	4.69%	6.52%	5.39%

% Premium/Discount to NAV
					–8.11%

Distributions[3]
Total Distributions per share for the period					$0.403
Distribution Rate at NAV					5.64%
Taxable-Equivalent Distribution Rate at NAV					11.49%
Distribution Rate at Market Price					6.14%
Taxable-Equivalent Distribution Rate at Market Price					12.51%

% Total Leverage[4]
Auction Preferred Shares (APS)					30.14%
Residual Interest Bond (RIB)					8.85

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection withthe RIB financing.4 Absent such securities, credit quality (%of total investments) is as follows:5

AAA	6.8%	BB	0.7%
AA	57.9	B	0.6
A	21.0	Not Rated	4.4
BBB	8.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2013

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–4.00%	4.42%	7.64%	5.63%
Fund at Market Price	—	–12.54	–2.20	6.39	4.43
Barclays Long (22+) Year Municipal Bond Index	—	–1.55%	4.69%	6.52%	5.39%

% Premium/Discount to NAV
					–8.05%

Distributions[3]
Total Distributions per share for the period					$0.395
Distribution Rate at NAV					5.12%
Taxable-Equivalent Distribution Rate at NAV					9.55%
Distribution Rate at Market Price					5.57%
Taxable-Equivalent Distribution Rate at Market Price					10.39%

% Total Leverage[4]
APS					30.10%
RIB					7.33

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	18.2%	BB	1.3%
AA	41.4	B	1.3
A	29.1	Not Rated	1.0
BBB	7.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Michigan Municipal Income Trust

May 31, 2013

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–3.27%	4.84%	7.49%	5.41%
Fund at Market Price	—	–7.17	3.34	8.28	4.32
Barclays Long (22+) Year Municipal Bond Index	—	–1.55%	4.69%	6.52%	5.39%

% Premium/Discount to NAV
					–7.91%

Distributions[3]
Total Distributions per share for the period					$0.381
Distribution Rate at NAV					5.20%
Taxable-Equivalent Distribution Rate at NAV					9.60%
Distribution Rate at Market Price					5.64%
Taxable-Equivalent Distribution Rate at Market Price					10.41%

% Total Leverage[4]
APS					36.46%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2013

Performance1,2

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–1.33%	7.04%	6.73%	5.50%
Fund at Market Price	—	–15.71	–1.48	7.66	4.67
Barclays Long (22+) Year Municipal Bond Index	—	–1.55%	4.69%	6.52%	5.39%

% Premium/Discount to NAV
					–5.39%

Distributions[3]
Total Distributions per share for the period					$0.394
Distribution Rate at NAV					5.55%
Taxable-Equivalent Distribution Rate at NAV					10.77%
Distribution Rate at Market Price					5.87%
Taxable-Equivalent Distribution Rate at Market Price					11.39%

% Total Leverage[4]
APS					30.78%
RIB					8.03

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	12.3%	BBB	11.1%
AA	26.9	B	2.3
A	46.5	Not Rated	0.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance

New York Municipal Income Trust

May 31, 2013

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–2.81%	6.52%	7.02%	5.48%
Fund at Market Price	—	–9.03	2.31	6.79	5.44
Barclays Long (22+) Year Municipal Bond Index	—	–1.55%	4.69%	6.52%	5.39%

% Premium/Discount to NAV
					–2.73%

Distributions[3]
Total Distributions per share for the period					$0.448
Distribution Rate at NAV					5.93%
Taxable-Equivalent Distribution Rate at NAV					11.49%
Distribution Rate at Market Price					6.10%
Taxable-Equivalent Distribution Rate at Market Price					11.82%

% Total Leverage[4]
APS					25.30%
RIB					14.49

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	12.2%	BBB	13.0%
AA	34.7	BB	3.1
A	30.3	Not Rated	6.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

Ohio Municipal Income Trust

May 31, 2013

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–4.15%	5.13%	7.45%	5.68%
Fund at Market Price	—	–14.52	–1.61	8.39	4.20
Barclays Long (22+) Year Municipal Bond Index	—	–1.55%	4.69%	6.52%	5.39%

% Premium/Discount to NAV
					–5.47%
Distributions[3]
Total Distributions per share for the period					$0.374
Distribution Rate at NAV					4.93%
Taxable-Equivalent Distribution Rate at NAV					9.26%
Distribution Rate at Market Price					5.22%
Taxable-Equivalent Distribution Rate at Market Price					9.80%

% Total Leverage[4]
APS					34.17%
RIB					2.19

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

7

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2013

Performance1,2

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–2.56%	4.84%	6.00%	5.19%
Fund at Market Price	—	–12.73	–3.46	6.49	4.34
Barclays Long (22+) Year Municipal Bond Index	—	–1.55%	4.69%	6.52%	5.39%

% Premium/Discount to NAV
					–8.50%

Distributions[3]
Total Distributions per share for the period					$0.399
Distribution Rate at NAV					5.55%
Taxable-Equivalent Distribution Rate at NAV					10.12%
Distribution Rate at Market Price					6.07%
Taxable-Equivalent Distribution Rate at Market Price					11.06%

% Total Leverage[4]
APS					34.76%
RIB					2.71

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	3.2%	BBB	5.3%
AA	38.6	Not Rated	3.2
A	49.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

Municipal Income Trusts

May 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax- exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[4]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund is required to maintain prescribed asset coverage for its APS, which could be reduced if Fund asset values decline. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

9

Eaton Vance

California Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 161.6%

Security	Principal Amount (000’s omitted)	Value

Education — 20.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,435,615
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	223,997
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	372,016
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	813,927
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,580	2,637,818
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,976,768
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	2,100	2,657,004
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	283,915
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,871,144
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	704,939
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	459,480
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	308,478
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	932,504
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	975,196
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,022,260
University of California, 5.25%, 5/15/39	1,250	1,434,325

		$21,109,386

Electric Utilities — 14.3%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$322,056
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,429,177
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,679,310
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,476,534
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,708,890
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,543,901
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,067,714
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	759,982
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,466,972

		$14,454,536

Security	Principal Amount (000’s omitted)	Value

General Obligations — 23.5%
California, 5.50%, 11/1/35	$1,600	$1,872,864
California, 6.00%, 4/1/38	750	888,727
California, (AMT), 5.05%, 12/1/36	745	755,385
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/35	1,000	1,133,910
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/36	1,630	1,842,764
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	215	225,453
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	235	245,911
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	230	245,606
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	280	298,379
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,000	1,087,870
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,081,904
San Bernardino Community College District, 4.00%, 8/1/30	2,890	2,944,361
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	2,545	2,671,894
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	849,187
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	982,473
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,591,651

		$23,718,339

Hospital — 17.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,132,470
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	213,693
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,088,070
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,025,707
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	910	1,009,399
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,313,740
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,128,280
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,770,059
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,530	1,673,285

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	$600	$645,432
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	445	472,519
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,904,066
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,878,912
Washington Township Health Care District, 5.25%, 7/1/29	700	700,938

		$17,956,570

Housing — 1.0%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$655	$662,526
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	387	390,920

		$1,053,446

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,324,883

		$1,324,883

Insured – Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,544,350

		$1,544,350

Insured – Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,034,376

		$3,034,376

Insured – Escrowed / Prerefunded — 3.6%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,608,750

		$3,608,750

Insured – General Obligations — 8.8%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,151,399
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,512,252
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,236,898
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,949,339

		$8,849,888

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 9.3%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$3,151,169
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	800,888
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,453,350

		$9,405,407

Insured – Lease Revenue / Certificates of Participation — 10.4%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,038,413
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,658,080
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,853,675

		$10,550,168

Insured – Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$817,662

		$817,662

Insured – Transportation — 11.4%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,222,950
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,967,130
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	740	741,591
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,720,800
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,320	1,394,936
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,526,985

		$11,574,392

Insured – Water and Sewer — 3.9%
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,235,020
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,725,470

		$3,960,490

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.6%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$403,052
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	327,134
Golden State Tobacco Securitization Corp., 5.30%, 6/1/37	980	919,348

		$1,649,534

Senior Living / Life Care — 1.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$335,675
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	176,773
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	694,666
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	693,174

		$1,900,288

Special Tax Revenue — 12.4%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$285	$285,761
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	439,668
Corona Public Financing Authority, 5.80%, 9/1/20	935	939,105
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	190	194,127
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	485,990
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,596,583
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	270,876
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	537,936
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	265,982
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	368,912
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	262,798
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	420	421,663
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	750	752,737

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	$2,400	$2,751,168
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	251,572
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	492,323
Temecula Unified School District, 5.00%, 9/1/27	250	256,230
Temecula Unified School District, 5.00%, 9/1/37	400	404,752
Tustin Community Facilities District, 6.00%, 9/1/37	500	522,775
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,220

		$12,502,178

Transportation — 11.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,000	$1,183,820
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	2,000	2,251,660
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,362,528
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,687,635
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,172,831
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,013,175

		$11,671,649

Water and Sewer — 2.7%
California Department of Water Resources, 5.00%, 12/1/29	$740	$858,674
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,908,573

		$2,767,247

Total Tax-Exempt Investments — 161.6% (identified cost $150,798,232)		$163,453,539

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.4)%		$(49,977,019)

Other Assets, Less Liabilities — (12.2)%		$(12,323,006)

Net Assets Applicable to Common Shares — 100.0%		$101,153,514

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
RADIAN	–	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 32.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,350,770.

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 157.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.8%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,158,093
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,265,616

		$2,423,709

Education — 29.6%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$600	$605,250
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,197,839
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	625	660,888
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,658,250
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,068,794
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,699,860
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	467,842
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,481,287
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,648,450
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	842,445

		$12,330,905

General Obligations — 16.2%
Boston, 4.00%, 4/1/24	$300	$337,791
Cambridge, 4.00%, 2/15/21	595	688,207
Danvers, 5.25%, 7/1/36	885	1,015,670
Lexington, 4.00%, 2/1/21	415	481,811
Lexington, 4.00%, 2/1/22	430	498,658
Lexington, 4.00%, 2/1/23	355	412,652
Newton, 5.00%, 4/1/36	750	845,693
Plymouth, 5.00%, 5/1/31	345	391,344
Plymouth, 5.00%, 5/1/32	315	356,605
Wayland, 5.00%, 2/1/33	510	584,072
Wayland, 5.00%, 2/1/36	770	873,334
Winchester, 5.00%, 4/15/36	245	278,663

		$6,764,500

Hospital — 28.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,098,840

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$600	$741,714
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,655	1,859,591
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,342,931
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	550,235
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,232,633
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	764,362
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,025,358
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,000	2,172,080
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,578
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	373,296

		$11,838,618

Housing — 6.7%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,127,846
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	665,450

		$2,793,296

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$800	$814,752

		$814,752

Insured – Education — 10.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,344,920
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	1,365	1,716,187
Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,165	1,169,835

		$4,230,942

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$561,077

		$561,077

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 3.1%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,293,430

		$1,293,430

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$367,585

		$367,585

Insured – Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$742,149

		$742,149

Insured – Special Tax Revenue — 10.5%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,473,345
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,000	1,231,150
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,497,209
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	186,292

		$4,387,996

Insured – Student Loan — 4.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$345	$377,951
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,625	1,628,315

		$2,006,266

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$315	$337,418

		$337,418

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$577,650
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	573,044

		$1,150,694

Senior Living / Life Care — 6.0%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$250,047

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	$1,500	$1,501,080
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	137,464
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	140	140,104
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	475	457,387

		$2,486,082

Special Tax Revenue — 8.1%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$160,139
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	750,599
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,002,828
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75	78,154
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	390,449

		$3,382,169

Transportation — 7.1%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,639,995
Massachusetts Port Authority, 5.00%, 7/1/28	500	581,170
Massachusetts Port Authority, 5.00%, 7/1/34	670	755,700

		$2,976,865

Water and Sewer — 11.0%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,337,690
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	570,948
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	257,794
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,395,664

		$4,562,096

Total Tax-Exempt Investments — 157.1% (identified cost $59,957,978)		$65,450,549

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.1)%		$(20,050,540)

Other Assets, Less Liabilities — (9.0)%		$(3,732,702)

Net Assets Applicable to Common Shares — 100.0%		$41,667,307

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 21.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 12.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $806,187.

16	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 158.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.2%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$706,440
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	583,520

		$1,289,960

Education — 15.6%
Grand Valley State University, 5.625%, 12/1/29	$525	$586,268
Grand Valley State University, 5.75%, 12/1/34	525	588,756
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	200	201,414
Michigan State University, 5.00%, 2/15/40	1,000	1,099,890
Michigan State University, 5.00%, 2/15/44	460	504,500
Michigan Technological University, 4.00%, 10/1/36	700	687,967
Oakland University, 5.00%, 3/1/42	500	536,385
Wayne State University, 5.00%, 11/15/40(1)	500	552,045

		$4,757,225

Electric Utilities — 4.7%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$575,370
Michigan Public Power Agency, 5.00%, 1/1/43	800	845,400

		$1,420,770

Escrowed / Prerefunded — 1.9%
Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$560	$574,426

		$574,426

General Obligations — 41.3%
Allegan Public Schools, 5.00%, 5/1/31	$1,000	$1,099,640
Ann Arbor Public Schools, 4.50%, 5/1/24	350	381,146
Bloomfield Hills Schools, 4.00%, 5/1/37(1)	750	777,667
Comstock Park Public Schools, 5.00%, 5/1/28	230	256,616
Comstock Park Public Schools, 5.125%, 5/1/31	275	305,759
Comstock Park Public Schools, 5.25%, 5/1/33	220	244,405
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	513,015
Howell Public Schools, 4.50%, 5/1/29	620	683,854
Jenison Public Schools, 5.00%, 5/1/28	500	552,000
Jenison Public Schools, 5.00%, 5/1/30	500	549,460
Kent County, 5.00%, 1/1/25	1,500	1,677,255
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,120,100
Livingston County, 4.00%, 6/1/28	310	328,389

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Livingston County, 4.00%, 6/1/30	$335	$351,134
Michigan, 5.00%, 11/1/20	1,000	1,222,110
Michigan, 5.50%, 11/1/25	270	321,562
Northview Public Schools, 5.00%, 5/1/32	725	796,644
Northview Public Schools, 5.00%, 5/1/41	275	299,698
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	345,615
Whitmore Lake Public School District, 4.00%, 5/1/32	750	754,792

		$12,580,861

Hospital — 28.2%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$189,569
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	127,718
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	297,432
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18(2)	310	310,645
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	546,490
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	675	702,871
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,045,630
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	271,595
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,144,811
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21(2)	750	751,245
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	573,245
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,138,830
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26(2)	425	452,599
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,058,910

		$8,611,590

Housing — 0.9%
Michigan Housing Development Authority, 4.60%, 12/1/26	$265	$281,385

		$281,385

17	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.3%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$715,080

		$715,080

Insured – Education — 5.0%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$632,375
Ferris State University, (AGC), 5.25%, 10/1/38	500	556,165
Wayne State University, (AGM), 5.00%, 11/15/35	300	332,277

		$1,520,817

Insured – Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$220	$223,346
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	250	251,640
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	155	155,879
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	420	428,459

		$1,059,324

Insured – General Obligations — 16.4%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,203,511
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	665,320
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	299,463
Detroit School District, (AGM), 5.25%, 5/1/32	300	339,768
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,143,470
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,344,512

		$4,996,044

Insured – Lease Revenue / Certificates of Participation — 7.8%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$461,380
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	4,300	1,923,390

		$2,384,770

Insured – Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$150,888

		$150,888

Insured – Transportation — 3.7%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,122,500

		$1,122,500

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 10.9%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$569,811
Detroit, Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,650	1,652,013
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,104,220

		$3,326,044

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$125,776
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	136,926
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,128,860
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	128,207

		$1,519,769

Water and Sewer — 6.6%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$786,180
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	790	963,444
Port Huron, Water Supply System, 5.25%, 10/1/31	250	272,225

		$2,021,849

Total Tax-Exempt Investments — 158.5% (identified cost $45,411,401)		$48,333,302

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.4)%		$(17,500,236)

Other Assets, Less Liabilities — (1.1)%		$(330,927)

Net Assets Applicable to Common Shares — 100.0%		$30,502,139

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 30.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.2% to 12.0% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

18	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 159.9%

Security	Principal Amount (000’s omitted)	Value

Education — 24.7%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$250	$262,543
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	260,615
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	230,384
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,936,527
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,500	3,745,070
New Jersey Educational Facilities Authority, (Ramapo College), 4.00%, 7/1/27	1,325	1,390,349
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	707,571
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,741,113
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,179,577
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,435,961
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,539,435

		$16,429,145

Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$494,265
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	1,000	1,021,590

		$1,515,855

General Obligations — 17.0%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$352,445
Monmouth County Improvement Authority, 5.00%, 1/15/28	1,850	2,148,904
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,078,305
Monmouth County Improvement Authority, 5.00%, 8/1/33(2)	500	582,520
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/24	2,500	2,780,700
Montgomery Township Board of Education, 3.00%, 9/1/20	1,085	1,168,621
Paterson, 5.00%, 1/15/26(2)	750	850,005
Tenafly Board of Education, 4.00%, 7/15/27	1,235	1,327,267

		$11,288,767

Hospital — 22.4%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$85	$87,252
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,335	1,393,486

Security	Principal Amount (000’s omitted)	Value

Hospital — (continued)
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$2,290	$2,461,338
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,221,754
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,415	1,564,778
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	1,000	1,196,910
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	2,055	2,237,936
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,507,539
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,208,655

		$14,879,648

Housing — 3.0%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$620	$635,196
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,315	1,356,396

		$1,991,592

Industrial Development Revenue — 8.1%
Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500	$500,915
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	540	541,042
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	53,655
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	143,563
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	750	772,470
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	244,708
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,457,003
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey Obilgated Group), 4.50%, 7/1/38(2)	700	677,971

		$5,391,327

Insured – Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$595	$598,463

		$598,463

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Gas Utilities — 5.6%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,692,185

		$3,692,185

Insured – General Obligations — 3.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,107,842
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,413,823

		$2,521,665

Insured – Hospital — 5.4%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$80,851
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	230,508
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	750	805,605
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	390	411,528
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	527,600
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,495,782

		$3,551,874

Insured – Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,062,298

		$2,062,298

Insured – Lease Revenue / Certificates of Participation — 4.5%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,728,645
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,000	1,270,900

		$2,999,545

Insured – Special Tax Revenue — 11.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,618,457
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,607,563
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,160,409

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,020	$340,552

		$7,726,981

Insured – Student Loan — 3.6%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30(3)	$2,215	$2,421,682

		$2,421,682

Insured – Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$357,402

		$357,402

Lease Revenue / Certificates of Participation — 5.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,667,190
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,829,370
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	294,502

		$3,791,062

Other Revenue — 5.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$13,280	$543,418
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,204,281
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	250	281,927
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	799,767

		$3,829,393

Senior Living / Life Care — 3.2%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$492,119
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38(3)	770	811,734
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	836,573

		$2,140,426

Special Tax Revenue — 3.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$105,376
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	181,480

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$750	$791,873
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	539,575
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	582,760

		$2,201,064

Student Loan — 4.9%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.237%, 6/1/36(1)(4)(5)	$2,500	$2,515,175
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43(2)	750	730,545

		$3,245,720

Transportation — 18.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,167,463
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,178,140
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,147,350
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	293,490
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	627,409
New Jersey Turnpike Authority, 5.00%, 1/1/43	500	538,740
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,950,388
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,298,978

		$12,201,958

Water and Sewer — 2.1%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,421,039

		$1,421,039

Total Tax-Exempt Municipal Securities — 159.9% (identified cost $97,986,212)		$106,259,091

Taxable Municipal Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.5%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$1,000	$990,990

Total Taxable Municipal Securities — 1.5% (identified cost $989,033)		$990,990

Total Investments — 161.4% (identified cost $98,975,245)		$107,250,081

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.3)%		$(33,426,350)

Other Assets, Less Liabilities — (11.1)%		$(7,392,615)

Net Assets Applicable to Common Shares — 100.0%		$66,431,116

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 24.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 9.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $515,175.

(5)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2013.

21	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 161.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,931,424
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,834,916

		$4,766,340

Cogeneration — 1.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,149,908

		$1,149,908

Education — 26.6%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$775	$878,920
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	150	170,593
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	80	89,573
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	50	55,334
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,692,938
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325	367,071
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	574,602
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,126,260
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	820,932
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	581,374
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,254,980
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,139,340
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,801,182
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,757,800
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	369,470
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	457,220
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,834,736

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	$2,000	$2,246,960
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	302,061
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	796,542

		$21,317,888

Electric Utilities — 5.8%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,689,005
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	1,310	1,317,244
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,650,297

		$4,656,546

General Obligations — 7.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$269,007
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	143,471
New York, 5.00%, 2/15/34(1)	4,000	4,498,240
New York City, 6.25%, 10/15/28	1,000	1,226,040

		$6,136,758

Health Care – Miscellaneous — 0.2%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,410
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	100,819

		$151,229

Hospital — 22.3%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$151,889
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,102,550
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	975	976,969
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,645,700
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,079,060
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34	500	541,045

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	$2,000	$2,040,140
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,113,590
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	884,766
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	800,828
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,358,150
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	461,617
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	921,306
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,085	1,087,105
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	380,760
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	255	256,469
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	690,443
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,399,187

		$17,891,574

Housing — 14.9%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,533,630
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,732,372
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,062,540
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,758,796
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,553,970
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,440	1,481,299
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	785	812,318

		$11,934,925

Industrial Development Revenue — 8.1%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,139,100
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,166,310
Niagara Area Development Corp., (Covanta Energy), 5.25%, 11/1/42	1,350	1,378,607

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	$2,500	$2,505,275
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	280	286,980

		$6,476,272

Insured – Education — 6.6%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,483,350
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,632,900
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,223,524

		$5,339,774

Insured – Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,614,522

		$1,614,522

Insured – Other Revenue — 3.6%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,257,089
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,612,146

		$2,869,235

Insured – Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$417,260

		$417,260

Insured – Transportation — 1.9%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,491,564

		$1,491,564

Insured – Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,052,000

		$1,052,000

Other Revenue — 8.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,416,542

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	$380	$442,248
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,627,731
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,151,060
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,112,680

		$6,750,261

Senior Living / Life Care — 6.6%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,451,189
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	301,473
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	127,183
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	1,016,614
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	223,399
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	224,701
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,800	1,927,998

		$5,272,557

Special Tax Revenue — 18.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,655,865
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	2,100	2,452,044
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,120,620
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,152,850
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,902,280
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	999,306
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	635,208

		$14,918,173

Transportation — 13.1%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$851,494
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,626,645

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New York Bridge Authority, 5.00%, 1/1/26	$270	$317,175
New York Thruway Authority, 5.00%, 1/1/37	1,200	1,319,808
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,117,493
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,140,846
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,173,687

		$10,547,148

Water and Sewer — 5.9%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$3,105	$3,646,171
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,065,850

		$4,712,021

Total Tax-Exempt Investments — 161.3% (identified cost $117,466,416)		$129,465,955

Miscellaneous — 1.0%

Security	Units	Value

Real Estate — 1.0%
CMS Liquidating Trust(3)(4)(5)	257	$822,400

Total Miscellaneous — 1.0% (identified cost $822,400)		$822,400

Total Investments — 162.3% (identified cost $118,288,816)		$130,288,355

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.0)%		$(33,725,227)

Other Assets, Less Liabilities — (20.3)%		$(16,302,412)

Net Assets Applicable to Common Shares — 100.0%		$80,260,716

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 9.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 3.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,453,214.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2013, the aggregate value of these securities is $822,400 or 1.0% of the Trust’s net assets applicable to common shares.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

25	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 152.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.9%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$568,832
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,054,639
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	250	291,390
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	250	288,400
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,060	1,156,270

		$3,359,531

Education — 19.0%
Miami University, 5.00%, 9/1/33	$1,000	$1,126,090
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	463,426
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,343,512
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,145,520
Ohio State University, 5.00%, 12/1/28	480	593,914
Ohio State University, 5.00%, 12/1/30	1,605	1,988,611
University of Cincinnati, 5.00%, 6/1/34	500	558,705
Wright State University, 5.00%, 5/1/31	750	824,190

		$8,043,968

Electric Utilities — 2.5%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$517,855
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	557,900

		$1,075,755

Escrowed / Prerefunded — 2.0%
Columbus, Prerefunded to 7/1/14, 5.00%, 7/1/23	$500	$525,090
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	206,942
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	26,139
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	92,288

		$850,459

Security	Principal Amount (000’s omitted)	Value

General Obligations — 27.1%
Barberton City School District, 4.50%, 12/1/33	$900	$941,589
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,970,027
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,090	1,237,553
Columbus City School District, 5.00%, 12/1/29	1,000	1,141,080
Cuyahoga County, 4.00%, 12/1/37	500	506,635
Dayton, 4.00%, 12/1/30	500	519,880
Huber Heights City School District, 4.75%, 12/1/25	595	665,329
Maple Heights City School District, 5.00%, 1/15/37	820	895,071
Mason City School District, 4.00%, 12/1/31	665	699,454
Ohio, 4.50%, 2/1/32	400	440,876
Oregon City School District, 4.00%, 12/1/30	1,250	1,293,488
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,152,650

		$11,463,632

Hospital — 17.7%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$700	$758,506
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	547,810
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	869,656
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	877,148
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	528,685
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	546,245
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	870,496
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	580,765
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	155	157,492
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,147,270
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	618,264

		$7,502,337

Housing — 7.8%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.625%, 9/1/27	$620	$642,866
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 5.00%, 9/1/31	25	25,631

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	$2,500	$2,634,475

		$3,302,972

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$554,956

		$554,956

Insured – Education — 12.5%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$830,348
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,134,330
Kent State University, (AGC), 5.00%, 5/1/29	465	515,727
Miami University, (AMBAC), 3.25%, 9/1/26	635	639,794
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,612,425
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	537,475

		$5,270,099

Insured – Electric Utilities — 12.3%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,119,510
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	394,597
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	603,160
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	535,602
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,874,400
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	210	213,194
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	155	155,879
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	314,912

		$5,211,254

Insured – General Obligations — 17.4%
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	$500	$562,085
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,254,186
Cincinnati School District, (FGIC), (NPFG), 5.25%, 12/1/30	1,000	1,264,570
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,506,180
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,946,962
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	811,380

		$7,345,363

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 5.8%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$280	$282,895
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,517,955
Lorain County, (Catholic Healthcare Partners), (AGM), 15.316%, 2/1/29(1)(2)(3)	485	639,094

		$2,439,944

Insured – Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,230	$207,366

		$207,366

Insured – Transportation — 7.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$665,976
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,000	1,246,380
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,000	1,255,070

		$3,167,426

Lease Revenue / Certificates of Participation — 1.3%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$569,600

		$569,600

Other Revenue — 3.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,023,180
Summit County Port Authority, 5.00%, 12/1/31	445	496,460

		$1,519,640

Senior Living / Life Care — 1.5%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$394,672
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	252,899

		$647,571

Special Tax Revenue — 2.4%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$180	$207,583
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	328,785
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	169,523
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	186,220
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	128,207

		$1,020,318

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.0%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$834,285

		$834,285

Total Tax-Exempt Investments — 152.1% (identified cost $58,468,287)		$64,386,476

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.7)%		$(22,725,460)

Other Assets, Less Liabilities — 1.6%		$672,567

Net Assets Applicable to Common Shares — 100.0%		$42,333,583

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 36.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 17.3% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2013, the aggregate value of these securities is $639,094 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2013.

(3)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

28	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.5%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.7%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$275	$279,463
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	420	379,651

		$659,114

Education — 27.2%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 3/1/28	$500	$588,365
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	1,050	1,207,164
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	539,785
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,314,528
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	539,855
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	475,160
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	832,103
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	677,569
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	657,396
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	614,180
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	822,015
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	850,192
University of Pittsburgh, 5.25%, 9/15/29	500	585,570
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	636,140

		$10,340,022

Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$1,095	$1,082,440

		$1,082,440

Escrowed / Prerefunded — 3.2%
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$1,215	$1,232,241

		$1,232,241

Security	Principal Amount (000’s omitted)	Value

General Obligations — 10.5%
Chester County, 5.00%, 7/15/27	$500	$569,915
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,107,370
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,165,250
Philadelphia School District, 6.00%, 9/1/38	1,000	1,161,620

		$4,004,155

Hospital — 23.1%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$576,050
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	813,848
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	841,845
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	507,415
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	815,790
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,557,150
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,206,208
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	271,710
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(1)	1,000	1,182,500
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	741,609
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	272,200

		$8,786,325

Housing — 10.3%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$345	$359,259
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	910	938,456
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	730	748,688
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	527,210
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	830	849,538
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	511,475

		$3,934,626

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 8.4%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$220,206
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	798,210
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	286,388
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,356,386
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	533,870

		$3,195,060

Insured – Education — 8.1%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$539,815
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,110	1,178,442
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	403,684
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	951,020

		$3,072,961

Insured – Escrowed / Prerefunded — 9.2%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,673,376
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,824,900

		$3,498,276

Insured – General Obligations — 3.7%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$568,500
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	845,048

		$1,413,548

Insured – Hospital — 4.8%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$323,280
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,522,483

		$1,845,763

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$547,780
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,290,170

		$1,837,950

Insured – Special Tax Revenue — 2.3%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$671,793
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	208,209

		$880,002

Insured – Transportation — 8.9%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$564,506
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,156
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,800	1,803,870

		$3,376,532

Insured – Water and Sewer — 2.9%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$549,615
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	525	549,040

		$1,098,655

Senior Living / Life Care — 2.5%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$1,000	$525,110
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	208,706
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	206,000

		$939,816

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$128,207

		$128,207

Transportation — 16.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$512,142
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	310,898
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	455	481,058

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$1,000	$1,071,880
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,375,159
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	858,165
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	464,104
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,058,803

		$6,132,209

Utilities — 1.7%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$633,096

		$633,096

Water and Sewer — 4.0%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$689,865
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	826,702

		$1,516,567

Total Tax-Exempt Investments — 156.5% (identified cost $55,756,743)		$59,607,565

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.6)%		$(21,175,571)

Other Assets, Less Liabilities — (0.9)%		$(341,296)

Net Assets Applicable to Common Shares — 100.0%		$38,090,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 28.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 12.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $903,870.

(3)	Defaulted bond.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Statements of Assets and Liabilities (Unaudited)

	May 31, 2013
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$150,798,232	$59,957,978	$45,411,401	$98,975,245
Unrealized appreciation	12,655,307	5,492,571	2,921,901	8,274,836
Investments, at value	$163,453,539	$65,450,549	$48,333,302	$107,250,081
Cash	$469,548	$205,314	$395,736	$2,223,276
Restricted cash*	215,000	115,000	22,000	460,000
Interest receivable	1,641,360	897,300	520,361	1,564,024
Receivable for investments sold	144,500	—	145,000	—
Receivable for variation margin on open financial futures contracts	34,234	15,938	2,813	73,263
Deferred debt issuance costs	27,325	1,884	—	682
Total assets	$165,985,506	$66,685,985	$49,419,212	$111,571,326

Liabilities
Payable for floating rate notes issued	$14,680,000	$4,885,000	$—	$8,720,000
Payable for when-issued securities	—	—	1,354,965	2,869,564
Payable to affiliates:
Investment adviser fee	88,282	34,853	26,531	57,237
Administration fee	27,588	10,892	8,291	17,887
Trustees’ fees	1,134	504	399	769
Interest expense and fees payable	15,970	9,280	—	15,289
Accrued expenses	41,999	27,609	26,651	33,114
Total liabilities	$14,854,973	$4,968,138	$1,416,837	$11,713,860
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,977,019	$20,050,540	$17,500,236	$33,426,350
Net assets applicable to common shares	$101,153,514	$41,667,307	$30,502,139	$66,431,116

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,611	$27,505	$21,163	$46,792
Additional paid-in capital	104,203,764	39,728,155	29,330,770	67,036,426
Accumulated net realized loss	(16,291,887)	(3,695,993)	(1,837,760)	(9,267,061)
Accumulated undistributed net investment income	425,582	94,412	62,420	258,104
Net unrealized appreciation	12,743,444	5,513,228	2,925,546	8,356,855
Net assets applicable to common shares	$101,153,514	$41,667,307	$30,502,139	$66,431,116

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,261,075	2,750,521	2,116,294	4,679,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.93	$15.15	$14.41	$14.20

*	Represents restricted cash on deposit at the broker for open derivative contracts.

32	See Notes to Financial Statements.

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Municipal Income Trusts

May 31, 2013

Statements of Assets and Liabilities (Unaudited) — continued

	May 31, 2013
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$118,288,816	$58,468,287	$55,756,743
Unrealized appreciation	11,999,539	5,918,189	3,850,822
Investments, at value	$130,288,355	$64,386,476	$59,607,565
Cash	$1,147,244	$—	$362,830
Restricted cash*	150,000	52,000	175,000
Interest receivable	1,671,610	980,007	825,658
Receivable for investments sold	181,629	263,056	—
Receivable for variation margin on open financial futures contracts	20,157	8,438	23,438
Total assets	$133,458,995	$65,689,977	$60,994,491

Liabilities
Payable for floating rate notes issued	$19,315,000	$—	$1,650,000
Due to custodian	—	556,401	—
Payable to affiliates:
Investment adviser fee	68,747	35,928	33,269
Administration fee	21,483	11,228	10,397
Trustees’ fees	905	512	480
Interest expense and fees payable	30,314	—	5,396
Accrued expenses	36,603	26,865	28,680
Total liabilities	$19,473,052	$630,934	$1,728,222
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,725,227	$22,725,460	$21,175,571
Net assets applicable to common shares	$80,260,716	$42,333,583	$38,090,698

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,746	$28,572	$27,204
Additional paid-in capital	79,374,935	40,162,134	38,083,893
Accumulated net realized loss	(11,553,654)	(3,896,256)	(4,018,659)
Accumulated undistributed net investment income	359,026	110,008	117,061
Net unrealized appreciation	12,025,663	5,929,125	3,881,199
Net assets applicable to common shares	$80,260,716	$42,333,583	$38,090,698

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,474,636	2,857,157	2,720,414

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.66	$14.82	$14.00

*	Represents restricted cash on deposit at the broker for open derivative contracts.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2013
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$3,628,492	$1,411,696	$1,060,036	$2,371,156
Total investment income	$3,628,492	$1,411,696	$1,060,036	$2,371,156

Expenses
Investment adviser fee	$529,193	$209,626	$159,114	$343,657
Administration fee	162,218	64,257	48,774	105,343
Trustees’ fees and expenses	3,420	1,515	1,205	2,315
Custodian fee	44,466	22,767	19,575	30,558
Transfer and dividend disbursing agent fees	9,183	9,413	9,366	9,192
Legal and accounting services	27,043	19,609	20,225	23,931
Printing and postage	4,088	3,587	3,529	3,548
Interest expense and fees	47,769	16,916	—	31,254
Preferred shares service fee	34,826	14,551	11,744	24,417
Miscellaneous	22,683	16,890	16,270	18,087
Total expenses	$884,889	$379,131	$289,802	$592,302
Deduct —
Reduction of custodian fee	$429	$183	$143	$465
Total expense reductions	$429	$183	$143	$465

Net expenses	$884,460	$378,948	$289,659	$591,837

Net investment income	$2,744,032	$1,032,748	$770,377	$1,779,319

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$301,476	$(142,909)	$(90,762)	$(277,583)
Extinguishment of debt	—	—	—	(2,352)
Financial futures contracts	324,647	233,584	33,428	943,773
Net realized gain (loss)	$626,123	$90,675	$(57,334)	$663,838
Change in unrealized appreciation (depreciation) —
Investments	$(5,783,006)	$(2,920,698)	$(1,780,549)	$(3,470,441)
Financial futures contracts	131,550	23,110	4,079	155,917
Net change in unrealized appreciation (depreciation)	$(5,651,456)	$(2,897,588)	$(1,776,470)	$(3,314,524)

Net realized and unrealized loss	$(5,025,333)	$(2,806,913)	$(1,833,804)	$(2,650,686)

Distributions to preferred shareholders
From net investment income	$(56,013)	$(21,883)	$(18,902)	$(37,466)

Net decrease in net assets from operations	$(2,337,314)	$(1,796,048)	$(1,082,329)	$(908,833)

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Statements of Operations (Unaudited) — continued

	Six Months Ended May 31, 2013
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$3,011,407	$1,445,527	$1,371,767
Total investment income	$3,011,407	$1,445,527	$1,371,767

Expenses
Investment adviser fee	$412,581	$215,954	$199,973
Administration fee	126,471	66,197	61,298
Trustees’ fees and expenses	2,730	1,550	1,445
Custodian fee	35,190	22,806	22,100
Transfer and dividend disbursing agent fees	9,412	9,457	9,182
Legal and accounting services	24,471	18,430	21,621
Printing and postage	4,552	4,467	3,649
Interest expense and fees	65,333	—	7,115
Preferred shares service fee	24,392	16,267	15,057
Miscellaneous	20,083	17,026	16,998
Total expenses	$725,215	$372,154	$358,438
Deduct —
Reduction of custodian fee	$337	$239	$125
Total expense reductions	$337	$239	$125

Net expenses	$724,878	$371,915	$358,313

Net investment income	$2,286,529	$1,073,612	$1,013,454

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(636,484)	$(58,373)	$(412,935)
Financial futures contracts	295,415	123,662	321,518
Net realized gain (loss)	$(341,069)	$65,289	$(91,417)
Change in unrealized appreciation (depreciation) —
Investments	$(4,279,553)	$(3,011,575)	$(1,974,801)
Financial futures contracts	29,226	12,235	55,859
Net change in unrealized appreciation (depreciation)	$(4,250,327)	$(2,999,340)	$(1,918,942)

Net realized and unrealized loss	$(4,591,396)	$(2,934,051)	$(2,010,359)

Distributions to preferred shareholders
From net investment income	$(37,207)	$(24,747)	$(23,111)

Net decrease in net assets from operations	$(2,342,074)	$(1,885,186)	$(1,020,016)

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Statements of Changes in Net Assets

	Six Months Ended May 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$2,744,032	$1,032,748	$770,377	$1,779,319
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	626,123	90,675	(57,334)	663,838
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(5,651,456)	(2,897,588)	(1,776,470)	(3,314,524)
Distributions to preferred shareholders —
From net investment income	(56,013)	(21,883)	(18,902)	(37,466)
Net decrease in net assets from operations	$(2,337,314)	$(1,796,048)	$(1,082,329)	$(908,833)
Distributions to common shareholders —
From net investment income	$(2,925,614)	$(1,085,532)	$(806,667)	$(1,842,872)
Total distributions to common shareholders	$(2,925,614)	$(1,085,532)	$(806,667)	$(1,842,872)
Capital share transactions —
Reinvestment of distributions to common shareholders	$49,584	$—	$—	$47,846
Net increase in net assets from capital share transactions	$49,584	$—	$—	$47,846

Net decrease in net assets	$(5,213,344)	$(2,881,580)	$(1,888,996)	$(2,703,859)

Net Assets Applicable to Common Shares
At beginning of period	$106,366,858	$44,548,887	$32,391,135	$69,134,975
At end of period	$101,153,514	$41,667,307	$30,502,139	$66,431,116

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$425,582	$94,412	$62,420	$258,104

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Statements of Changes in Net Assets — continued

	Six Months Ended May 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$2,286,529	$1,073,612	$1,013,454
Net realized gain (loss) from investment transactions and financial futures contracts	(341,069)	65,289	(91,417)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,250,327)	(2,999,340)	(1,918,942)
Distributions to preferred shareholders —
From net investment income	(37,207)	(24,747)	(23,111)
Net decrease in net assets from operations	$(2,342,074)	$(1,885,186)	$(1,020,016)
Distributions to common shareholders —
From net investment income	$(2,453,504)	$(1,068,119)	$(1,084,036)
Total distributions to common shareholders	$(2,453,504)	$(1,068,119)	$(1,084,036)
Capital share transactions —
Reinvestment of distributions to common shareholders	$55,392	$3,154	$7,155
Net increase in net assets from capital share transactions	$55,392	$3,154	$7,155

Net decrease in net assets	$(4,740,186)	$(2,950,151)	$(2,096,897)

Net Assets Applicable to Common Shares
At beginning of period	$85,000,902	$45,283,734	$40,187,595
At end of period	$80,260,716	$42,333,583	$38,090,698

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$359,026	$110,008	$117,061

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2012
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,734,651	$2,118,603	$1,609,283	$3,745,238
Net realized loss from investment transactions and financial futures contracts	(974,992)	(427,235)	(347,036)	(970,208)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	17,774,223	6,690,665	4,443,394	9,281,456
Distributions to preferred shareholders —
From net investment income	(127,665)	(51,813)	(44,571)	(84,946)
Net increase in net assets from operations	$22,406,217	$8,330,220	$5,661,070	$11,971,540
Distributions to common shareholders —
From net investment income	$(6,086,435)	$(2,212,744)	$(1,636,265)	$(3,723,547)
Total distributions to common shareholders	$(6,086,435)	$(2,212,744)	$(1,636,265)	$(3,723,547)
Capital share transactions —
Reinvestment of distributions to common shareholders	$185,370	$59,017	$—	$152,504
Net increase in net assets from capital share transactions	$185,370	$59,017	$—	$152,504

Net increase in net assets	$16,505,152	$6,176,493	$4,024,805	$8,400,497

Net Assets Applicable to Common Shares
At beginning of year	$89,861,706	$38,372,394	$28,366,330	$60,734,478
At end of year	$106,366,858	$44,548,887	$32,391,135	$69,134,975

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$663,177	$169,079	$117,612	$359,123

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2012
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,678,805	$2,244,337	$2,137,052
Net realized loss from investment transactions and financial futures contracts	(423,975)	(546,102)	(718,314)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	12,995,092	7,610,893	5,022,434
Distributions to preferred shareholders —
From net investment income	(86,286)	(58,080)	(54,721)
Net increase in net assets from operations	$17,163,636	$9,251,048	$6,386,451
Distributions to common shareholders —
From net investment income	$(4,974,981)	$(2,373,528)	$(2,248,125)
Total distributions to common shareholders	$(4,974,981)	$(2,373,528)	$(2,248,125)
Capital share transactions —
Reinvestment of distributions to common shareholders	$134,042	$27,594	$38,280
Net increase in net assets from capital share transactions	$134,042	$27,594	$38,280

Net increase in net assets	$12,322,697	$6,905,114	$4,176,606

Net Assets Applicable to Common Shares
At beginning of year	$72,678,205	$38,378,620	$36,010,989
At end of year	$85,000,902	$45,283,734	$40,187,595

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$563,208	$129,262	$210,754

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Statement of Cash Flows* (Unaudited)

Six Months Ended May 31, 2013
Cash Flows From Operating Activities	New York Trust
Net decrease in net assets from operations	$(2,342,074)
Distributions to preferred shareholders	37,207
Net decrease in net assets from operations excluding distributions to preferred shareholders	$(2,304,867)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(4,892,057)
Investments sold	6,626,260
Net amortization/accretion of premium (discount)	(65,809)
Decrease in interest receivable	4,766
Increase in receivable for variation margin on open financial futures contracts	(20,157)
Decrease in payable for variation margin on open financial futures contracts	(6,718)
Increase in payable to affiliate for investment adviser fee	292
Increase in payable to affiliate for administration fee	581
Increase in payable to affiliate for Trustees’ fees	18
Decrease in interest expense and fees payable	(2,878)
Decrease in accrued expenses	(38,598)
Net change in unrealized (appreciation) depreciation from investments	4,279,553
Net realized loss from investments	636,484
Net cash provided by operating activities	$4,216,870

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(2,398,112)
Cash distributions paid to preferred shareholders	(37,232)
Decrease in due to custodian	(634,282)
Net cash used in financing activities	$(3,069,626)

Net increase in cash	$1,147,244

Cash at beginning of period	$—

Cash at end of period	$1,147,244

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$55,392
Cash paid for interest and fees	68,211

*	Statement of Cash Flows is not required for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$14.660		$12.410	$12.390	$12.330	$9.890	$15.120

Income (Loss) From Operations
Net investment income(1)	$0.378		$0.791	$0.926	$0.945	$0.947	$0.943
Net realized and unrealized gain (loss)	(0.697)		2.316	0.002	0.026	2.321	(5.223)
Distributions to preferred shareholders
From net investment income(1)	(0.008)		(0.018)	(0.022)	(0.028)	(0.047)	(0.277)

Total income (loss) from operations	$(0.327)		$3.089	$0.906	$0.943	$3.221	$(4.557)

Less Distributions to Common Shareholders
From net investment income	$(0.403)		$(0.839)	$(0.886)	$(0.883)	$(0.781)	$(0.673)

Total distributions to common shareholders	$(0.403)		$(0.839)	$(0.886)	$(0.883)	$(0.781)	$(0.673)

Net asset value — End of period (Common shares)	$13.930		$14.660	$12.410	$12.390	$12.330	$9.890

Market value — End of period (Common shares)	$12.800		$14.680	$12.770	$12.400	$12.170	$9.150

Total Investment Return on Net Asset Value(2)	(2.24	)%(3)	25.59%	7.99%	7.73%	34.24%	(30.70)%

Total Investment Return on Market Value(2)	(10.31	)%(3)	22.22%	11.04%	9.25%	43.19%	(26.34)%

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$101,154		$106,367	$89,862	$89,395	$88,720	$71,065
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.62	%(5)	1.66%	1.83%	1.78%	1.93%	1.87%
Interest and fee expense(6)	0.09	%(5)	0.11%	0.17%	0.18%	0.23%	0.37%
Total expenses before custodian fee reduction	1.71	%(5)	1.77%	2.00%	1.96%	2.16%	2.24%
Expenses after custodian fee reduction excluding interest and fees	1.62	%(5)	1.66%	1.83%	1.78%	1.93%	1.85%
Net investment income	5.32	%(5)	5.77%	7.81%	7.34%	8.35%	6.91%
Portfolio Turnover	5	%(3)	17%	22%	14%	18%	31%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.10	%(5)	1.11%	1.15%	1.16%	1.19%	1.18%
Interest and fee expense(6)	0.06	%(5)	0.07%	0.11%	0.11%	0.15%	0.24%
Total expenses before custodian fee reduction	1.16	%(5)	1.18%	1.26%	1.27%	1.34%	1.42%
Expenses after custodian fee reduction excluding interest and fees	1.10	%(5)	1.11%	1.15%	1.16%	1.19%	1.17%
Net investment income	3.59	%(5)	3.84%	4.93%	4.77%	5.18%	4.39%
Senior Securities:
Total preferred shares outstanding	1,999		1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(7)	$75,603		$78,210	$69,954	$69,721	$69,383	$60,552
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$16.200		$13.970	$13.790	$13.590	$10.160	$14.860

Income (Loss) From Operations
Net investment income(1)	$0.375		$0.771	$0.890	$0.926	$0.948	$0.947
Net realized and unrealized gain (loss)	(1.022)		2.283	0.219	0.210	3.356	(4.720)
Distributions to preferred shareholders
From net investment income(1)	(0.008)		(0.019)	(0.023)	(0.030)	(0.049)	(0.278)

Total income (loss) from operations	$(0.655)		$3.035	$1.086	$1.106	$4.255	$(4.051)

Less Distributions to Common Shareholders
From net investment income	$(0.395)		$(0.805)	$(0.906)	$(0.906)	$(0.825)	$(0.649)

Total distributions to common shareholders	$(0.395)		$(0.805)	$(0.906)	$(0.906)	$(0.825)	$(0.649)

Net asset value — End of period (Common shares)	$15.150		$16.200	$13.970	$13.790	$13.590	$10.160

Market value — End of period (Common shares)	$13.930		$16.350	$14.810	$13.980	$13.260	$8.930

Total Investment Return on Net Asset Value(2)	(4.00	)%(3)	22.28%	8.49%	8.16%	43.29%	(28.02)%

Total Investment Return on Market Value(2)	(12.54	)%(3)	16.41%	13.45%	12.38%	58.91%	(27.89)%

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$41,667		$44,549	$38,372	$37,735	$37,011	$27,576
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.69	%(5)	1.73%	1.87%	1.83%	2.02%	2.06%
Interest and fee expense(6)	0.08	%(5)	0.09%	0.11%	0.09%	0.14%	0.26%
Total expenses before custodian fee reduction	1.77	%(5)	1.82%	1.98%	1.92%	2.16%	2.32%
Expenses after custodian fee reduction excluding interest and fees	1.69	%(5)	1.73%	1.87%	1.82%	2.02%	2.04%
Net investment income	4.83	%(5)	5.06%	6.70%	6.51%	7.77%	7.03%
Portfolio Turnover	1	%(3)	11%	15%	16%	24%	40%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.16	%(5)	1.17%	1.21%	1.20%	1.26%	1.31%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.07%	0.06%	0.09%	0.16%
Total expenses before custodian fee reduction	1.21	%(5)	1.23%	1.28%	1.26%	1.35%	1.47%
Expenses after custodian fee reduction excluding interest and fees	1.16	%(5)	1.17%	1.21%	1.20%	1.26%	1.30%
Net investment income	3.29	%(5)	3.42%	4.32%	4.29%	4.85%	4.47%
Senior Securities:
Total preferred shares outstanding	802		802	802	802	802	802
Asset coverage per preferred share(7)	$76,955		$80,548	$72,846	$72,051	$71,150	$59,391
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$15.310		$13.400	$12.880	$12.940	$10.860	$14.510

Income (Loss) From Operations
Net investment income(1)	$0.364		$0.760	$0.826	$0.876	$0.918	$0.931
Net realized and unrealized gain (loss)	(0.874)		1.944	0.558	(0.044)	1.990	(3.669)
Distributions to preferred shareholders
From net investment income(1)	(0.009)		(0.021)	(0.025)	(0.033)	(0.056)	(0.301)

Total income (loss) from operations	$(0.519)		$2.683	$1.359	$0.799	$2.852	$(3.039)

Less Distributions to Common Shareholders
From net investment income	$(0.381)		$(0.773)	$(0.839)	$(0.859)	$(0.772)	$(0.611)

Total distributions to common shareholders	$(0.381)		$(0.773)	$(0.839)	$(0.859)	$(0.772)	$(0.611)

Net asset value — End of period (Common shares)	$14.410		$15.310	$13.400	$12.880	$12.940	$10.860

Market value — End of period (Common shares)	$13.270		$14.690	$12.470	$12.100	$11.530	$7.920

Total Investment Return on Net Asset Value(2)	(3.27	)%(3)	20.92%	11.66%	6.57%	28.08%	(21.02)%

Total Investment Return on Market Value(2)	(7.17	)%(3)	24.67%	10.60%	12.36%	56.49%	(32.76)%

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$30,502		$32,391	$28,366	$27,262	$27,392	$22,977
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.85	%(5)	1.89%	2.04%	1.98%	2.18%	2.15%
Interest and fee expense(6)	—		—	—	—	0.06%	0.16%
Total expenses before custodian fee reduction	1.85	%(5)	1.89%	2.04%	1.98%	2.24%	2.31%
Expenses after custodian fee reduction excluding interest and fees	1.85	%(5)	1.89%	2.04%	1.98%	2.18%	2.13%
Net investment income	4.93	%(5)	5.26%	6.49%	6.57%	7.61%	6.96%
Portfolio Turnover	6	%(3)	14%	18%	14%	23%	24%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.19	%(5)	1.20%	1.24%	1.22%	1.29%	1.33%
Interest and fee expense(6)	—		—	—	—	0.04%	0.10%
Total expenses before custodian fee reduction	1.19	%(5)	1.20%	1.24%	1.22%	1.33%	1.43%
Expenses after custodian fee reduction excluding interest and fees	1.19	%(5)	1.20%	1.24%	1.22%	1.29%	1.31%
Net investment income	3.16	%(5)	3.35%	3.93%	4.06%	4.52%	4.30%
Senior Securities:
Total preferred shares outstanding	700		700	700	700	700	700
Asset coverage per preferred share(7)	$68,575		$71,273	$65,524	$63,948	$64,132	$57,828
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$14.790		$13.020	$13.260	$13.570	$9.400	$14.930

Income (Loss) From Operations
Net investment income(1)	$0.380		$0.802	$0.890	$0.957	$0.971	$0.968
Net realized and unrealized gain (loss)	(0.568)		1.783	(0.185)	(0.290)	4.091	(5.579)
Distributions to preferred shareholders
From net investment income(1)	(0.008)		(0.018)	(0.022)	(0.029)	(0.048)	(0.289)

Total income (loss) from operations	$(0.196)		$2.567	$0.683	$0.638	$5.014	$(4.900)

Less Distributions to Common Shareholders
From net investment income	$(0.394)		$(0.797)	$(0.923)	$(0.948)	$(0.844)	$(0.630)

Total distributions to common shareholders	$(0.394)		$(0.797)	$(0.923)	$(0.948)	$(0.844)	$(0.630)

Net asset value — End of period (Common shares)	$14.200		$14.790	$13.020	$13.260	$13.570	$9.400

Market value — End of period (Common shares)	$13.440		$16.380	$13.370	$13.520	$14.040	$8.500

Total Investment Return on Net Asset Value(2)	(1.33	)%(3)	20.18%	5.64%	4.62%	55.43%	(33.57)%

Total Investment Return on Market Value(2)	(15.71	)%(3)	29.62%	6.39%	3.10%	77.84%	(29.88)%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$66,431		$69,135	$60,734	$61,717	$62,792	$43,459
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.67	%(5)	1.71%	1.81%	1.79%	1.99%	1.96%
Interest and fee expense(6)	0.09	%(5)	0.11%	0.15%	0.18%	0.24%	0.45%
Total expenses before custodian fee reduction	1.76	%(5)	1.82%	1.96%	1.97%	2.23%	2.41%
Expenses after custodian fee reduction excluding interest and fees	1.67	%(5)	1.71%	1.81%	1.79%	1.99%	1.94%
Net investment income	5.28	%(5)	5.70%	6.96%	6.87%	8.16%	7.22%
Portfolio Turnover	7	%(3)	14%	11%	9%	48%	54%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.12	%(5)	1.14%	1.16%	1.18%	1.24%	1.23%
Interest and fee expense(6)	0.06	%(5)	0.07%	0.09%	0.12%	0.15%	0.28%
Total expenses before custodian fee reduction	1.18	%(5)	1.21%	1.25%	1.30%	1.39%	1.51%
Expenses after custodian fee reduction excluding interest and fees	1.12	%(5)	1.14%	1.16%	1.18%	1.24%	1.21%
Net investment income	3.53	%(5)	3.78%	4.46%	4.53%	5.08%	4.51%
Senior Securities:
Total preferred shares outstanding	1,337		1,337	1,337	1,337	1,337	1,366
Asset coverage per preferred share(7)	$74,688		$76,709	$70,427	$71,162	$71,966	$56,817
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$15.540		$13.310	$13.110	$12.920	$9.350	$15.240

Income (Loss) From Operations
Net investment income(1)	$0.418		$0.856	$0.950	$0.954	$0.960	$0.987
Net realized and unrealized gain (loss)	(0.843)		2.300	0.179	0.166	3.493	(5.887)
Distributions to preferred shareholders
From net investment income(1)	(0.007)		(0.016)	(0.019)	(0.025)	(0.042)	(0.269)

Total income (loss) from operations	$(0.432)		$3.140	$1.110	$1.095	$4.411	$(5.169)

Less Distributions to Common Shareholders
From net investment income	$(0.448)		$(0.910)	$(0.910)	$(0.905)	$(0.841)	$(0.721)

Total distributions to common shareholders	$(0.448)		$(0.910)	$(0.910)	$(0.905)	$(0.841)	$(0.721)

Net asset value — End of period (Common shares)	$14.660		$15.540	$13.310	$13.110	$12.920	$9.350

Market value — End of period (Common shares)	$14.260		$16.150	$13.450	$13.350	$13.200	$7.900

Total Investment Return on Net Asset Value(2)	(2.81	)%(3)	24.30%	9.06%	8.48%	49.00%	(35.07)%

Total Investment Return on Market Value(2)	(9.03	)%(3)	27.89%	8.18%	8.16%	80.12%	(40.71)%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$80,261		$85,001	$72,678	$71,372	$69,857	$50,325
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.61	%(5)	1.66%	1.78%	1.74%	1.98%	1.92%
Interest and fee expense(6)	0.16	%(5)	0.18%	0.22%	0.21%	0.24%	0.55%
Total expenses before custodian fee reduction	1.77	%(5)	1.84%	2.00%	1.95%	2.22%	2.47%
Expenses after custodian fee reduction excluding interest and fees	1.61	%(5)	1.66%	1.78%	1.74%	1.98%	1.89%
Net investment income	5.58	%(5)	5.90%	7.40%	7.02%	8.40%	7.21%
Portfolio Turnover	4	%(3)	17%	13%	13%	20%	48%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.14	%(5)	1.16%	1.20%	1.18%	1.28%	1.23%
Interest and fee expense(6)	0.11	%(5)	0.13%	0.15%	0.15%	0.15%	0.35%
Total expenses before custodian fee reduction	1.25	%(5)	1.29%	1.35%	1.33%	1.43%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.14	%(5)	1.16%	1.20%	1.18%	1.28%	1.21%
Net investment income	3.96	%(5)	4.14%	5.00%	4.82%	5.43%	4.63%
Senior Securities:
Total preferred shares outstanding	1,349		1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(7)	$84,497		$88,010	$78,877	$77,909	$76,785	$62,309
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$15.850		$13.440	$13.170	$13.520	$10.450	$14.830

Income (Loss) From Operations
Net investment income(1)	$0.376		$0.786	$0.851	$0.899	$0.945	$0.961
Net realized and unrealized gain (loss)	(1.023)		2.475	0.305	(0.325)	2.974	(4.410)
Distributions to preferred shareholders
From net investment income(1)	(0.009)		(0.020)	(0.025)	(0.033)	(0.055)	(0.303)

Total income (loss) from operations	$(0.656)		$3.241	$1.131	$0.541	$3.864	$(3.752)

Less Distributions to Common Shareholders
From net investment income	$(0.374)		$(0.831)	$(0.861)	$(0.891)	$(0.794)	$(0.628)

Total distributions to common shareholders	$(0.374)		$(0.831)	$(0.861)	$(0.891)	$(0.794)	$(0.628)

Net asset value — End of period (Common shares)	$14.820		$15.850	$13.440	$13.170	$13.520	$10.450

Market value — End of period (Common shares)	$14.010		$16.800	$13.320	$13.420	$13.430	$8.550

Total Investment Return on Net Asset Value(2)	(4.15	)%(3)	24.71%	9.21%	3.96%	38.58%	(25.69)%

Total Investment Return on Market Value(2)	(14.52	)%(3)	33.34%	6.25%	6.64%	68.25%	(29.83)%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$42,334		$45,284	$38,379	$37,463	$38,295	$29,563
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.71	%(5)	1.76%	1.93%	1.85%	2.08%	2.08%
Interest and fee expense(6)	—		—	0.01%	0.02%	0.02%	0.26%
Total expenses before custodian fee reduction	1.71	%(5)	1.76%	1.94%	1.87%	2.10%	2.34%
Expenses after custodian fee reduction excluding interest and fees	1.71	%(5)	1.76%	1.93%	1.85%	2.08%	2.06%
Net investment income	4.94	%(5)	5.31%	6.64%	6.53%	7.77%	7.12%
Portfolio Turnover	5	%(3)	11%	11%	17%	20%	27%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.13	%(5)	1.15%	1.19%	1.17%	1.26%	1.29%
Interest and fee expense(6)	—		—	0.01%	0.01%	0.01%	0.16%
Total expenses before custodian fee reduction	1.13	%(5)	1.15%	1.20%	1.18%	1.27%	1.45%
Expenses after custodian fee reduction excluding interest and fees	1.13	%(5)	1.15%	1.19%	1.17%	1.26%	1.28%
Net investment income	3.25	%(5)	3.45%	4.09%	4.13%	4.68%	4.41%
Senior Securities:
Total preferred shares outstanding	909		909	909	909	909	918
Asset coverage per preferred share(7)	$71,572		$74,818	$67,221	$66,215	$67,131	$57,209
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$14.780		$13.250	$13.330	$13.380	$10.320	$14.840

Income (Loss) From Operations
Net investment income(1)	$0.373		$0.786	$0.873	$0.912	$0.928	$0.986
Net realized and unrealized gain (loss)	(0.746)		1.591	(0.062)	(0.063)	2.973	(4.555)
Distributions to preferred shareholders
From net investment income(1)	(0.008)		(0.020)	(0.024)	(0.032)	(0.053)	(0.299)

Total income (loss) from operations	$(0.381)		$2.357	$0.787	$0.817	$3.848	$(3.868)

Less Distributions to Common Shareholders
From net investment income	$(0.399)		$(0.827)	$(0.867)	$(0.867)	$(0.788)	$(0.652)

Total distributions to common shareholders	$(0.399)		$(0.827)	$(0.867)	$(0.867)	$(0.788)	$(0.652)

Net asset value — End of period (Common shares)	$14.000		$14.780	$13.250	$13.330	$13.380	$10.320

Market value — End of period (Common shares)	$12.810		$15.100	$13.660	$12.930	$13.050	$9.600

Total Investment Return on Net Asset Value(2)	(2.56	)%(3)	18.20%	6.53%	6.13%	39.16%	(26.57)%

Total Investment Return on Market Value(2)	(12.73	)%(3)	17.23%	13.15%	5.57%	45.88%	(20.75)%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$38,091		$40,188	$36,011	$36,210	$36,255	$27,944
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.81	%(5)	1.85%	1.93%	1.88%	2.11%	2.06%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.05%	0.06%	0.21%	0.37%
Total expenses before custodian fee reduction	1.85	%(5)	1.89%	1.98%	1.94%	2.32%	2.43%
Expenses after custodian fee reduction excluding interest and fees	1.81	%(5)	1.85%	1.93%	1.88%	2.11%	2.04%
Net investment income	5.22	%(5)	5.57%	6.71%	6.61%	7.61%	7.23%
Portfolio Turnover	4	%(3)	15%	8%	17%	23%	25%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.18	%(5)	1.20%	1.21%	1.20%	1.28%	1.28%
Interest and fee expense(6)	0.02	%(5)	0.02%	0.03%	0.04%	0.13%	0.23%
Total expenses before custodian fee reduction	1.20	%(5)	1.22%	1.24%	1.24%	1.41%	1.51%
Expenses after custodian fee reduction excluding interest and fees	1.18	%(5)	1.20%	1.21%	1.20%	1.28%	1.27%
Net investment income	3.38	%(5)	3.59%	4.19%	4.22%	4.63%	4.50%
Senior Securities:
Total preferred shares outstanding	847		847	847	847	847	889
Asset coverage per preferred share(7)	$69,972		$72,448	$67,516	$67,752	$67,806	$56,439
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2012, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trusts’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2013	$—	$—	$224,050	$—	$—	$588,403	$389,289
November 30, 2016	6,689,345	692,532	517,712	—	2,354,581	736,482	800,874
November 30, 2017	4,084,290	991,790	337,540	3,185,143	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforward	$16,429,254	$3,464,403	$1,458,688	$8,835,603	$9,805,308	$3,376,009	$3,244,450

Deferred capital losses	$1,073,756	$445,924	$361,063	$1,210,103	$654,735	$678,454	$783,890

55

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Municipal Income Trusts

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

As of May 31, 2013, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2013. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2013, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Floating Rate Notes Outstanding	$14,680,000	$4,885,000	$8,720,000	$19,315,000	$1,650,000
Interest Rate or Range of Interest Rates (%)	0.11 - 0.38	0.12 - 0.14	0.12 - 0.27	0.11 - 0.17	0.13 - 0.38
Collateral for Floating Rate Notes Outstanding	$19,038,703	$7,085,336	$12,626,258	$28,398,577	$2,986,370

56

Eaton Vance

Municipal Income Trusts

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

For the six months ended May 31, 2013, the Trusts’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$14,680,000	$4,885,000	$8,966,346	$19,315,000	$1,650,000
Average Interest Rate	0.65%	0.69%	0.70%	0.68%	0.86%

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2013.

The Trusts may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and

57

Eaton Vance

Municipal Income Trusts

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at May 31, 2013, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at May 31, 2013	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Dividends Accrued to APS Shareholders	$56,013	$21,883	$18,902	$37,466	$37,207	$24,747	$23,111
Average APS Dividend Rates	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Dividend Rate Ranges (%)	0.14 - 0.38	0.13 - 0.38	0.13 - 0.38	0.14 - 0.38	0.13 - 0.38	0.13 - 0.38	0.13 - 0.38

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of May 31, 2013.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.640% (0.655% prior to May 1, 2013) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2013, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$529,193	$209,626	$159,114	$343,657	$412,581	$215,954	$199,973
Administration Fee	$162,218	$64,257	$48,774	$105,343	$126,471	$66,197	$61,298

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

58

Eaton Vance

Municipal Income Trusts

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2013 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$8,415,242	$950,167	$4,113,142	$7,934,857	$4,892,057	$3,213,679	$2,524,909
Sales	$9,490,237	$808,646	$2,798,987	$7,383,814	$6,016,264	$3,144,046	$2,619,857

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the six months ended May 31, 2013 and the year ended November 30, 2012 were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Six Months Ended May 31, 2013 (Unaudited)	3,484	—	3,303	3,692	203	496
Year Ended November 30, 2012	13,698	3,879	10,907	9,350	1,890	2,720

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2013, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$135,562,960	$54,943,449	$45,366,468	$90,270,842	$99,737,694	$58,374,112	$54,083,041

Gross unrealized appreciation	$13,756,396	$5,686,212	$3,146,764	$8,653,857	$11,468,999	$6,149,139	$4,411,807
Gross unrealized depreciation	(545,817)	(64,112)	(179,930)	(394,618)	(233,338)	(136,775)	(537,283)

Net unrealized appreciation	$13,210,579	$5,622,100	$2,966,834	$8,259,239	$11,235,661	$6,012,364	$3,874,524

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At May 31, 2013, Ohio Trust had a payment due to SSBT pursuant to the foregoing arrangement of $556,401. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2013. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2013. The Trusts’ average overdraft advances during the six months ended May 31, 2013 were not significant.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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Municipal Income Trusts

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at May 31, 2013 is as follows:

Futures Contracts
Trust	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
California	9/13	53 U.S. 10-Year Treasury Note	Short	$(6,910,606)	$(6,848,594)	$62,012
	9/13	43 U.S. Long Treasury Bond	Short	(6,047,469)	(6,021,344)	26,125
Massachusetts	9/13	34 U.S. Long Treasury Bond	Short	$(4,781,720)	$(4,761,063)	$20,657
Michigan	9/13	6 U.S. Long Treasury Bond	Short	$(843,833)	$(840,188)	$3,645
New Jersey	9/13	135 U.S. Long Treasury Bond	Short	$(18,986,238)	$(18,904,219)	$82,019
New York	9/13	43 U.S. Long Treasury Bond	Short	$(6,047,468)	$(6,021,344)	$26,124
Ohio	9/13	18 U.S. Long Treasury Bond	Short	$(2,531,499)	$(2,520,563)	$10,936
Pennsylvania	9/13	50 U.S. Long Treasury Bond	Short	$(7,031,940)	$(7,001,563)	$30,377

At May 31, 2013, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at May 31, 2013 were as follows:

	California Trust		Massachusetts Trust		Michigan Trust		New Jersey Trust		New York Trust		Ohio Trust		Pennsylvania Trust

Asset Derivative:
Futures Contracts	$88,137	(1)	$20,657	(1)	$3,645	(1)	$82,019	(1)	$26,124	(1)	$10,936	(1)	$30,377	(1)

Total	$88,137		$20,657		$3,645		$82,019		$26,124		$10,936		$30,377

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Eaton Vance

Municipal Income Trusts

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2013 was as follows:

	California Trust		Massachusetts Trust		Michigan Trust		New Jersey Trust		New York Trust		Ohio Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$324,647	(1)	$233,584	(1)	$33,428	(1)	$943,773	(1)	$295,415	(1)	$123,662	(1)	$321,518	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$131,550	(2)	$23,110	(2)	$4,079	(2)	$155,917	(2)	$29,226	(2)	$12,235	(2)	$55,859	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended May 31, 2013, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Notional Amount:
Futures Contracts	$11,029,000	$3,400,000	$557,000	$14,357,000	$4,300,000	$1,800,000	$5,000,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$163,453,539	$—	$163,453,539

Total Investments	$—	$163,453,539	$—	$163,453,539

Futures Contracts	$88,137	$—	$—	$88,137

Total	$88,137	$163,453,539	$—	$163,541,676

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Eaton Vance

Municipal Income Trusts

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,450,549	$—	$65,450,549

Total Investments	$—	$65,450,549	$—	$65,450,549

Futures Contracts	$20,657	$—	$—	$20,657

Total	$20,657	$65,450,549	$—	$65,471,206

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$48,333,302	$—	$48,333,302

Total Investments	$—	$48,333,302	$—	$48,333,302

Futures Contracts	$3,645	$—	$—	$3,645

Total	$3,645	$48,333,302	$—	$48,336,947

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$106,259,091	$—	$106,259,091

Taxable Municipal Securities	—	990,990	—	990,990

Total Investments	$—	$107,250,081	$—	$107,250,081

Futures Contracts	$82,019	$—	$—	$82,019

Total	$82,019	$107,250,081	$—	$107,332,100

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$129,465,955	$—	$129,465,955

Miscellaneous	—	—	822,400	822,400

Total Investments	$—	$129,465,955	$822,400	$130,288,355

Futures Contracts	$26,124	$—	$—	$26,124

Total	$26,124	$129,465,955	$822,400	$130,314,479

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,386,476	$—	$64,386,476

Total Investments	$—	$64,386,476	$—	$64,386,476

Futures Contracts	$10,936	$—	$—	$10,936

Total	$10,936	$64,386,476	$—	$64,397,412

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Eaton Vance

Municipal Income Trusts

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$59,607,565	$—	$59,607,565

Total Investments	$—	$59,607,565	$—	$59,607,565

Futures Contracts	$30,377	$—	$—	$30,377

Total	$30,377	$59,607,565	$—	$59,637,942

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2013 is not presented.

At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Eaton Vance

Municipal Income Trusts

May 31, 2013

Annual Meeting of Shareholders

Each Trust held its Annual Meeting of Shareholders on March 22, 2013. Scott E. Eston, Thomas E. Faust Jr. and Allen R. Freedman were elected Class II Trustees of each Trust for a three-year term expiring in 2016. Mr. Verni has been nominated for election by the holders of each Trust’s APS. Due to a lack of quorum of APS, each Trust was unable to act on election of Mr. Verni. Accordingly, Mr. Verni will remain in office and continue to serve as Trustee of each Trust.

Trust	Nominee for Class II Trustee Elected by APS Shareholders: Ralph F. Verni	Nominee for Class II Trustee Elected by All Shareholders: Scott E. Eston	Nominee for Class II Trustee Elected by All Shareholders: Thomas E. Faust Jr.	Nominee for Class II Trustee Elected by All Shareholders: Allen R. Freedman
California Trust
For	569	6,621,261	6,622,561	6,617,497
Withheld	79	160,277	158,977	164,041
Massachusetts Trust
For	147	2,413,204	2,414,374	2,415,004
Withheld	37	114,203	113,033	112,403
Michigan Trust
For	153	1,787,933	1,799,206	1,799,455
Withheld	25	136,703	125,430	125,181
New Jersey Trust
For	220	4,316,480	4,321,778	4,307,419
Withheld	6	80,687	75,389	89,748
New York Trust
For	360	4,974,147	4,987,898	4,974,147
Withheld	132	130,535	116,784	130,535
Ohio Trust
For	143	2,633,532	2,633,532	2,633,532
Withheld	4	55,174	55,174	55,174
Pennsylvania Trust
For	217	2,462,164	2,462,164	2,437,878
Withheld	5	29,960	29,960	54,246

64

Eaton Vance

Municipal Income Trusts

May 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

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Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust

•	Eaton Vance Massachusetts Municipal Income Trust

•	Eaton Vance Michigan Municipal Income Trust

•	Eaton Vance New Jersey Municipal Income Trust

•	Eaton Vance New York Municipal Income Trust

•	Eaton Vance Ohio Municipal Income Trust

•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

66

Eaton Vance

Municipal Income Trusts

May 31, 2013

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds approved by the Board, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which the Board noted had improved for periods ended as of December 31, 2012.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the financial resources committed by the Adviser in structuring the Funds at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of each Fund’s life. The Board considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2013. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not appropriate at this time.

67

Eaton Vance

Municipal Income Trusts

May 31, 2013

Officers and Trustees

Officers

Cynthia J. Clemson

President of CEV, EMI, EVY, EVO and EVP

Thomas M. Metzold

President of MMV and EVJ

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of May 31, 2013, Trust records indicate that there are 26, 32, 13, 34, 27, 28 and 29 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,237, 1,269, 1,223, 1,751, 2,228, 1,486 and 1,396 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

68

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and portfolio characteristics available on the Eaton Vance website after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

147-7/13	CE-MUNISRC7

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 9, 2013

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	July 9, 2013